Line of Credit (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Line of Credit Facility [Line Items]
Line of credit outstanding balances		$ 44,996	$ 235,141
Revolving Note [Member]
Line of Credit Facility [Line Items]
Line of credit outstanding balances		44,996	203,988
Factoring Agreement [Member]
Line of Credit Facility [Line Items]
Line of credit outstanding balances			$ 31,153